Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	$ 441,897	$ 363,746	$ 282,413
Revenue recognized at a point of time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	397,005	333,088	266,934
Revenue recognized over time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Total revenues	$ 44,892	$ 30,658	$ 15,479